Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Goodwill and intangible assets, amortisation periods
Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
aExceptions to the above period relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 years to 15 years.

Intangible assets

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2021	324	1,539	106	1,325	457	3,751
Additions[a]	—	195	1	—	405	601
Disposals	—	(148)	(12)	(5)	(2)	(167)
Exchange and other movements	2	(78)	—	19	16	(41)
As at 31 December 2021	326	1,508	95	1,339	876	4,144
Accumulated amortisation and impairment
As at 1 January 2021	(68)	(964)	(55)	(1,158)	(352)	(2,597)
Disposals	—	148	12	5	2	167
Amortisation charge	—	(126)	(6)	(36)	(42)	(210)
Impairment charge	—	(12)	—	—	—	(12)
Exchange and other movements	—	(12)	(3)	(18)	(10)	(43)
As at 31 December 2021	(68)	(966)	(52)	(1,207)	(402)	(2,695)
Net book value	258	542	43	132	474	1,449
Note
a.Additions in 'Licences and others' primarily relate to new and renewed long-term partnership agreements.

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2020	406	1,430	81	1,371	458	3,746
Additions and disposals	(77)	169	21	—	20	133
Exchange and other movements	(5)	(60)	4	(46)	(21)	(128)
As at 31 December 2020	324	1,539	106	1,325	457	3,751
Accumulated amortisation and impairment
As at 1 January 2020	(111)	(870)	(54)	(1,159)	(340)	(2,534)
Disposals	43	22	9	—	4	78
Amortisation charge	—	(132)	(8)	(40)	(31)	(211)
Impairment charge	—	(18)	—	—	—	(18)
Exchange and other movements	—	34	(2)	41	15	88
As at 31 December 2020	(68)	(964)	(55)	(1,158)	(352)	(2,597)
Net book value	256	575	51	167	105	1,154

Goodwill
Goodwill
Goodwill is allocated to business operations according to business segments as follows:

	Barclays Bank Group
	2021	2020
	£m	£m
Consumer, Cards and Payments	258	256
Total net book value of goodwill	258	256